Note 12 - Stockholders' Equity (Details Textual) - USD ($)												1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2022	Apr. 20, 2022	Apr. 11, 2022	Mar. 25, 2022	Dec. 08, 2021	Jul. 02, 2021	May 25, 2021	Feb. 05, 2021	Jan. 27, 2021	Jan. 07, 2021	Oct. 02, 2020	Jan. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Shares Authorized (in shares)													20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)													$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued (in shares)													0		0	0
Proceeds from Issuance of Common Stock													$ 3,675,000	$ 0	$ 0	$ 5,562,511
Claudia [Member]
Stock Issued During Period, Value, Issued for Services												$ 290,792
Stock Issued During Period, Shares, Issued for Services (in shares)												60,951
Claudia [Member] | Common Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)																5,541
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period, Value																$ 12,467
Ira Goldfarb [Member]
Stock Issued During Period, Value, Issued for Services																$ 317,188
Stock Issued During Period, Shares, Issued for Services (in shares)																66,484
Ira Goldfarb [Member] | Common Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)																6,044
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period, Value																$ 13,599
Board [Member]
Stock Issued During Period, Value, Issued for Services							$ 20,000
Stock Issued During Period, Shares, Issued for Services (in shares)							2,000
Mr Ludeman [Member]
Stock Issued During Period, Value, Issued for Services					$ 15,000				$ 40,000
Stock Issued During Period, Shares, Issued for Services (in shares)					5,000				6,400
Two Advisory Board [Member]
Stock Issued During Period, Value, Issued for Services		$ 20,000
Stock Issued During Period, Shares, Issued for Services (in shares)		8,000
Advisory Board [Member]
Stock Issued During Period, Value, Issued for Services				$ 10,000										$ 30,000	$ 30,000
Stock Issued During Period, Shares, Other (in shares)				4,255
Mr. Creed [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares)	6,410
Stock Issued During Period, Value, Issued for Services	$ 25,000
Mr. Mueller [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares)			8,064
Stock Issued During Period, Value, Issued for Services			$ 24,998
Five Directors [Member]
Stock Issued During Period, Value, Issued for Services					$ 125,000						$ 125,010
Stock Issued During Period, Shares, Issued for Services (in shares)					41,665						20,835
Mr Ludeman [Member]
Stock Issued During Period, Value, Issued for Services					$ 15,000
Stock Issued During Period, Shares, Issued for Services (in shares)					5,000
Mr Benjamin Oehler [Member]
Stock Issued During Period, Value, Issued for Services											$ 15,000
Stock Issued During Period, Shares, Issued for Services (in shares)											2,500
October2020 Through December2020 [Member] | Claudia [Member]
Stock Issued During Period, Value, Issued for Services										$ 61,505
Stock Issued During Period, Shares, Issued for Services (in shares)										16,623
October2020 Through December2020 [Member] | Ira Goldfarb [Member]
Stock Issued During Period, Value, Issued for Services										$ 67,092
Stock Issued During Period, Shares, Issued for Services (in shares)										18,133
Stock Purchase Agreement July2021 [Member]
Stock Issued During Period, Shares, New Issues (in shares)						714,701
Proceeds from Issuance of Common Stock						$ 3,037,511
Stock Purchase Agreement July2021 [Member] | Officers and Directors [Member]
Stock Issued During Period, Shares, New Issues (in shares)						271,911
Proceeds from Issuance of Common Stock						$ 1,155,625
Stock Purchase Agreement Feb2021 [Member]
Stock Issued During Period, Shares, New Issues (in shares)								631,250
Proceeds from Issuance of Common Stock								$ 2,525,000
Stock Purchase Agreement Feb2021 [Member] | Officers and Directors [Member]
Stock Issued During Period, Shares, New Issues (in shares)								225,000
Proceeds from Issuance of Common Stock								$ 900,000